Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and equipment consisted of the following:

	June 30,	December 31,
	2022	2021

	(in thousands)
Machinery, equipment, and vehicles	$41,438	$3,683
Land	18,889	4,122
Buildings and leasehold improvements	21,593	14,141
Construction-in-progress	44,492	16,375
Less: Accumulated depreciation	(2,797)	(971)

Property and equipment, net	$123,615	$37,350

Property and equipment consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Greenhouse facility	$10,194	$5,203
Equipment	3,683	1,621
Land	4,122	345
Leasehold improvements	3,947	—
Construction-in-progress	16,375	1,541
Right-of-use asset (lease)	55	—
Less: Accumulated depreciation	(971)	(287)

Property and equipment, net	$37,405	$8,423